Temporary Equity (Tables)	9 Months Ended
Sep. 30, 2020
Temporary Equity [Abstract]
Schedule of Temporary Equity

The following table summarizes the Company’s Series D Preferred Stock activities for the three and nine months ended September 30, 2020 (dollars in thousands):

	Series D Preferred Stock
	Shares	Amount
Total temporary equity as of December 31, 2019	461,839	$462
Issuance of Series D convertible preferred stock for cash	203,000	203
Offering cost related to issuance of Series D convertible preferred stock	-	(3)
Deemed dividends related to immediate accretion of offering cost	-	3
Accrued Series D preferred stock dividends	17,198	17
Bifurcated redemption feature of Series D convertible preferred stock	-	(171)
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock	-	171
Redemption of Series D preferred stock (including accrued dividends)	(682,037)	(682)
Total temporary equity as of September 30, 2020	-	$-

Schedule of Redemption of Preferred Stock Issued

The redemption of the 659,000 shares of Series D Preferred Stock (amounts in thousands except share and per share values):

Series D preferred stock issued	659,000
Per share value	$1.00
Series D preferred stock value	$659
Accrued dividends	$23
Total Series D preferred stock	$682
Redemption percentage	$1.29
Total redemption	$880